Annual Total Returns- Federated Hermes Managed Volatility Fund II (Primary Shares) [BarChart] - Primary Shares - Federated Hermes Managed Volatility Fund II - P	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.77%	13.55%	21.74%	3.91%	(7.56%)	7.69%	18.11%	(8.49%)	20.23%	0.93%